Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in real estate:
Real estates, at cost attributable to consolidated VIEs	$ 614,052	$ 646,482	$ 560,592
Operating real estate, at cost attributable to consolidated VIEs	109,907	109,875	109,851
Accumulated depreciation attributable to consolidated VIEs	126,081	135,175	122,312
Net investments in properties, attributable to deconsolidated subsidiary	597,878	621,182	548,131
Intangible assets and goodwill, net, attributable to deconsolided subsidiary	123,294	125,957	87,768
Cash and cash equivalents attributable to consolidated VIEs	30,713	29,297	64,693
Other Assets attributable to consolidated VIEs	59,925	51,069	34,097
Liabilities:
Non-recourse and limited-recourse debt attributable to consolidated VIEs	354,722	356,209	255,232
Accounts payable attributable to consolidated VIEs	62,263	82,055	40,808
W. P. Carey members' equity:
Listed shares, authorized	100,000,000	100,000,000	100,000,000
Listed shares, issued	40,312,460	39,729,018	39,454,847
Listed shares, outstanding	40,312,460	39,729,018	39,454,847
Variable Interest Entity Primary Beneficiary [Member]
Investments in real estate:
Real estates, at cost attributable to consolidated VIEs	41,032	41,032	39,718
Operating real estate, at cost attributable to consolidated VIEs	26,327	26,318	25,665
Accumulated depreciation attributable to consolidated VIEs	(22,839)	(22,350)	(20,431)
Cash and cash equivalents attributable to consolidated VIEs	325	230	86
Other Assets attributable to consolidated VIEs	2,700	2,773	1,845
Liabilities:
Non-recourse and limited-recourse debt attributable to consolidated VIEs	14,167	14,261	9,593
Accounts payable attributable to consolidated VIEs	1,526	1,651	2,275
Deconsolidation Financials [Member]
Investments in real estate:
Net investments in properties, attributable to deconsolidated subsidiary		5,340
Intangible assets and goodwill, net, attributable to deconsolided subsidiary		(15)
Total assets of deconsolidated subsidiary		5,325
Liabilities:
Non recourse debt of deconsolidated subsidiary		6,311
Accounts payable accrued expenses and other liabilities of deconsolidated subsidiary		22
Total liabilities of deconsolidated subsidiary		$ 6,333